Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Interest rate swaps	$ (20,418)	$ (12,988)	$ 27,964
Reclassification to Interest and Finance Costs	31,800	35,790	42,922
Total	11,382	22,802	70,886
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps	(20,418)	(12,988)	27,964
Reclassification to Interest and Finance Costs	31,800	35,790	42,922
Total	$ 11,382	22,802	70,886
Location Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain on derivative instruments, net
Amount Gain (Loss) recognized in income derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps	$ (60)	645	254
Reclassification to Interest and Finance Costs	0	0	0
Total	$ (60)	$ 645	$ 254
Location Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain on derivative instruments, net